Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Cash Obligation Payments
The following is a summary of specified contractual cash obligation payments by the Company, including discontinued operations, as of December 31, 2012 (in thousands):

	Long-Term Debt	Operating Leases	Related Party Leases	Total
2013	$10,000	$13,545	$1,266	$24,811
2014	10,000	11,117	1,299	22,416
2015	10,000	9,210	1,168	20,378
2016	10,000	6,386	694	17,080
2017	52,500	3,588	175	56,263
Thereafter	334,088	6,764	—	340,852
Total	$426,588	$50,610	$4,602	$481,800